GENERAL	12 Months Ended
Dec. 31, 2018
Disclosure of general [Abstract]
GENERAL
NOTE 1: –      GENERAL

a.
Evogene Ltd. together with its subsidiaries ("the Company" or "Evogene") is a leading biotechnology company developing novel products for major life science markets through the use of a unique computational predictive biology (CPB) platform incorporating deep scientific understandings and cutting-edge computational technologies. This platform is utilized by the Company and its subsidiaries to discover and develop innovative products in the following areas: ag-chemicals, ag-biologicals, seed traits, castor bean varieties and human microbiome-based therapeutics.

Evogene Ltd. was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company’s shares have been trading on the Tel Aviv Stock Exchange (“TASE”) since 2007, on the New York Stock Exchange (“NYSE”) from November 2013 until December 2016, and on the Nasdaq Stock Market ("NASDAQ") since December 2016.

b.
The Company principally derives its revenues from collaboration arrangements, see Note 5. As to major customers, see Note 20c. In a case of termination of collaboration agreement with a major customer, the Company may not be able to make up for the lost revenue and this may have a material adverse effect on its results of operations.

c.	The Company has four active subsidiaries – Evofuel Ltd., Evogene Inc., Biomica Ltd. and AgPlenus Ltd.

Evofuel Ltd. was incorporated on January 1, 2012, currently focusing on the development of improved castor bean seeds for industrial uses.

Evogene Inc. was incorporated in Delaware, United States. Since 2015, Evogene Inc. is engaged in research and development in the field of insect control and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States.

Biomica Ltd. was incorporated on March 2, 2017, with the mission of  discovering and developing human microbiome-based therapeutics.

AgPlenus Ltd. was incorporated on June 10, 2018, with the  mission to design effective and sustainable crop protection products by leveraging predictive biology.

d.         Definitions

In these Financial Statements –

Subsidiary	- Company that is controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Related parties	- As defined in IAS 24.